Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts Receivable

	December 31,
	2022	2021
Customer trade receivables	$82,533	$90,324
Other receivables	19,355	14,504
Income tax receivable	818	872
Due from related parties (note 20)	3,974	1,651
Allowance for credit losses	(5,040)	(5,843)
	$101,640	$101,508